Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2018	$ 228,956	$ 4	$ 372,316	$ (2,406)	$ (147,954)	$ 6,996
Balance (in shares) at Dec. 31, 2018		42,288,870
Exercise of stock options (in Shares)	0
Issuance of common stock	$ 1,655		1,655
Issuance of common shares (in shares)	172,350	172,350
Recapitalization transaction	$ 4,592		8,122		(3,530)
Retirement of treasury stock			(2,406)	$ 2,406
Share-based compensation	2,265		2,265
Share based compensation (in shares)		67,797
Foreign exchange translation	311					311
Net loss	(54,014)				(54,014)
Balance at Dec. 31, 2019	183,765	$ 4	381,952		(205,498)	7,307
Balance (in shares) at Dec. 31, 2019		42,529,017
Share-based compensation	825		825
Foreign exchange translation	(4,428)					(4,428)
Net loss	(12,526)				(12,526)
Balance at Mar. 31, 2020	167,636	$ 4	382,777		(218,024)	2,879
Balance (in shares) at Mar. 31, 2020		42,529,017
Balance at Dec. 31, 2019	183,765	$ 4	381,952		(205,498)	7,307
Balance (in shares) at Dec. 31, 2019		42,529,017
Net loss	(40,151)
Balance at Sep. 30, 2020	146,713	$ 4	384,504		(245,649)	7,854
Balance (in shares) at Sep. 30, 2020		42,529,017
Balance at Dec. 31, 2019	$ 183,765	$ 4	381,952		(205,498)	7,307
Balance (in shares) at Dec. 31, 2019		42,529,017
Exercise of stock options (in Shares)	0
Issuance of common shares (in shares)	0
Share-based compensation	$ 3,435		3,435
Foreign exchange translation	4,947					4,947
Net loss	(49,926)				(49,926)
Balance at Dec. 31, 2020	142,221	$ 4	385,387		(255,424)	12,254
Balance (in shares) at Dec. 31, 2020		42,529,017
Balance at Mar. 31, 2020	167,636	$ 4	382,777		(218,024)	2,879
Balance (in shares) at Mar. 31, 2020		42,529,017
Share-based compensation	814		814
Foreign exchange translation	2,733					2,733
Net loss	(14,918)				(14,918)
Balance at Jun. 30, 2020	156,265	$ 4	383,591		(232,942)	5,612
Balance (in shares) at Jun. 30, 2020		42,529,017
Share-based compensation	913		913
Foreign exchange translation	2,242					2,242
Net loss	(12,707)				(12,707)
Balance at Sep. 30, 2020	146,713	$ 4	384,504		(245,649)	7,854
Balance (in shares) at Sep. 30, 2020		42,529,017
Balance at Dec. 31, 2020	142,221	$ 4	385,387		(255,424)	12,254
Balance (in shares) at Dec. 31, 2020		42,529,017
Exercise of stock options (in Shares)		4,465
Exercise of stock options	34		34
Warrants (See Note 2)	(3,810)		(3,810)
Share-based compensation	1,003		1,003
Foreign exchange translation	(2,462)					(2,462)
Stock issued in exchange for vested units (in Shares)		16,666
Net loss	(14,856)				(14,856)
Balance at Mar. 31, 2021	122,130	$ 4	382,614		(270,280)	9,792
Balance (in shares) at Mar. 31, 2021		42,550,148
Balance at Dec. 31, 2020	142,221	$ 4	385,387		(255,424)	12,254
Balance (in shares) at Dec. 31, 2020		42,529,017
Net loss	(53,252)
Balance at Sep. 30, 2021	84,712	$ 4	384,689		(308,676)	8,695
Balance (in shares) at Sep. 30, 2021		42,637,315
Balance at Mar. 31, 2021	122,130	$ 4	382,614		(270,280)	9,792
Balance (in shares) at Mar. 31, 2021		42,550,148
Exercise of stock options (in Shares)		211
Exercise of stock options	4
Share-based compensation	1,043		1,043
Foreign exchange translation	715					715
Stock issued in exchange for vested units (in Shares)		86,956
Net loss	(8,865)				(8,865)
Balance at Jun. 30, 2021	115,027	$ 4	383,661		(279,145)	10,507
Balance (in shares) at Jun. 30, 2021		42,637,315
Share-based compensation	1,028		1,028
Foreign exchange translation	(1,812)					(1,812)
Net loss	(29,531)				(29,531)
Balance at Sep. 30, 2021	$ 84,712	$ 4	$ 384,689		$ (308,676)	$ 8,695
Balance (in shares) at Sep. 30, 2021		42,637,315